Investments in equity investees - Cai Niao, Cainiao Post and ZJ New Industries (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2018	May 31, 2018	May 31, 2013
Investments in equity investees
Impairment losses related to equity investments without readily determinable fair values		¥ 931,367	¥ 0	¥ 21,769
Cai Niao Smart Logistics Network Limited
Investments in equity investees
Equity interest in equity investments without readily determinable fair values (as a percent)							1.00%
Impairment losses related to equity investments without readily determinable fair values	¥ 479,931
Cash consideration from disposal of equity interest		¥ 681,022
Zhejiang Yizhan Network Technology Co., Ltd.
Investments in equity investees
Equity interest in equity investments without readily determinable fair values (as a percent)		13.75%	13.75%			15.00%
Capital contribution in cash						¥ 1,075,000
Impairment losses related to equity investments without readily determinable fair values		¥ 451,436
Zhijiang New Industries Limited
Investments in equity investees
Equity interest in equity investments without readily determinable fair values (as a percent)					2.00%
Capital contribution in cash					¥ 500,000
Impairment losses related to equity investments without readily determinable fair values		¥ 931,367	¥ 0	¥ 26,328
Disposal percentage of equity interest			2.00%
Cash consideration from disposal of equity interest			¥ 507,032
Disposal gain			¥ 7,032